UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Benchmark Plus Management, LLC
Address: 820 A Street, Suite 700

         Tacoma, WA  98402

13F File Number:  28-12504

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert S. Ferguson
Title:     Principal
Phone:     253-573-0657

Signature, Place, and Date of Signing:

     Robert S. Ferguson     Tacoma, WA     October 25, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     21

Form13F Information Table Value Total:     $169,362 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN STD COS INC DEL        COM             029712106      794    22300 SH       Sole                    22300        0        0
ASA LIMITED                     COM             G3156P103    14804   197911 SH       Sole                   197911        0        0
BIO IMAGING TECHNOLOGIES INC    COM             09056N103     1735   243669 SH       Sole                   243669        0        0
GABELLI GLOBAL MULTIMEDIA TR    COM             36239Q109      210    15200 SH       Sole                    15200        0        0
HOOKER FURNITURE CORP           COM             439038100      519    25900 SH       Sole                    25900        0        0
IMAGE SENSING SYS INC           COM             45244C104      598    46810 SH       Sole                    46810        0        0
KHD HUMBOLDT WEDAG INTL LTD     COM             482462108     1160    38044 SH       Sole                    38044        0        0
KSW INC                         COM             48268R106     1310   186325 SH       Sole                   186325        0        0
LEAR CORP                       COM             521865105     1149    35800 SH       Sole                    35800        0        0
METROPOLITAN HEALTH NETWORKS    COM             592142103     1579   683506 SH       Sole                   683506        0        0
NEUBERGER BERMAN REAL INCM F    COM             64126D106    20532  1332410 SH       Sole                  1332410        0        0
NEUBERGER BERMAN RLTY INC FD    COM             64126G109    22111  1061501 SH       Sole                  1061501        0        0
PERCEPTRON INC                  COM             71361F100     1749   121432 SH       Sole                   121432        0        0
PINNACLE AIRL CORP              COM             723443107      636    39700 SH       Sole                    39700        0        0
PIONEER TAX ADVNTAGE BALANC     COM             72388R101    16694  1164960 SH       Sole                  1164960        0        0
RIMAGE CORP                     COM             766721104      498    22200 SH       Sole                    22200        0        0
SIRONA DENTAL SYSTEMS INC       COM             82966C103     1001    28076 SH       Sole                    28076        0        0
TRI CONTL CORP                  COM             895436103    80879  3335225 SH       Sole                  3335225        0        0
U S G CORP                      COM NEW         903293405      225     6000 SH       Sole                     6000        0        0
WABCO HLDGS INC                 COM             92927K102      390     8333 SH       Sole                     8333        0        0
WILLIAMS CTLS INC               COM NEW         969465608      789    43758 SH       Sole                    43758        0        0